ASSET MANAGEMENT AND OTHER SERVICES (Tables)	12 Months Ended
Dec. 31, 2024
ASSET MANAGEMENT AND OTHER SERVICES
Schedule of asset management and other services

	Portfolio		Net Worth		Number of Units
Asset Management and Other Services	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Premier Renta CP en Pesos	1,002,160,395	828,849,750	1,000,226,319	827,877,828	37,855,465,497	30,510,651,741
Premier Renta Plus en Pesos	5,713,155	7,101,124	5,560,242	7,072,825	43,958,215	48,164,279
Premier Renta Fija Ahorro	129,305,433	53,608,209	127,642,222	52,516,493	5,655,719,913	227,991,276
Premier Renta Fija Crecimiento	31,624,491	39,008,994	31,604,441	38,984,286	8,317,856,855	9,532,812,035
Premier Renta Variable	21,783,584	11,834,957	21,655,621	11,740,867	18,349,372	12,205,660
Premier Abierto Pymes	10,764,677	14,361,638	10,631,724	14,338,202	139,528,670	142,666,395
Premier Commodities	3,579,676	8,021,743	3,543,303	6,218,025	16,554,885	22,338,558
Premier Capital	29,514,699	38,921,339	29,226,620	36,380,515	273,412,236	380,115,435
Premier Inversion	2,034,572	3,703,240	2,032,051	3,574,888	199,211,087	342,850,074
Premier Balanceado	1,769	4,408,810	782	4,405,783	—	32,648,809
Premier Renta Mixta	11,969,364	58,882,934	11,925,713	58,456,729	421,471,713	2,641,477,623
Premier Renta Mixta en Dólares	15,743,560	5,940,206	15,642,375	5,822,246	15,844,726	4,995,316
Premier Performance Dólares	93,102,590	23,688,639	92,224,965	23,079,478	60,957,323	15,351,225
Premier Global USD	210,630	1,288,747	205,468	1,257,056	185,545	640,443
Premier Estratégico	16,587,287	16,094,396	16,571,752	16,082,096	832,710,848	832,710,848
Premier FCI Sustentable ASG	583,151	713,032	578,727	711,490	207,677,759	172,449,306